UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                  811-7778
                                   ---------------------------------------------

                            ANALYSTS INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  7750 MONTGOMERY ROAD, CINCINNATI, OHIO        45236
--------------------------------------------------------------------------------
           (Address of principal executive offices)           (Zip code)

         TIMOTHY E. MACKEY, 7750 MONTGOMERY ROAD, CINCINNATI, OHIO 45236
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5402

Date of fiscal year end:                  07/31
                        --------------------------------------

Date of reporting period:      07/31/03
                         -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                              EQUITY ANALYSTS INC.
                          REGISTERED INVESTMENT ADVISER





                            ANALYSTS INVESTMENT TRUST

                                  ANNUAL REPORT

                                  July 31, 2003



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                         ANALYSTS AGGRESSIVE STOCK FUND











                            ANALYSTS INVESTMENT TRUST
                                  ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                         ANALYSTS AGGRESSIVE STOCK FUND

                                    CONTENTS

                                                                            PAGE
Message from the Fund President/Riverpoint Investment Committee                1


Performance Summary                                                            3


Independent Accountants' Report                                                6


Statements of Assets and Liabilities                                           7


Analysts Stock Fund Schedule of Investments in Securities                      8


Analysts Fixed Income Fund Schedule of Investments in Securities              11


Analysts Aggressive Stock Fund Schedule of Investments in Securities          13


Statements of Operations                                                      15


Statements of Changes in Net Assets                                           16


Financial Highlights                                                          17


Notes to Financial Statements                                                 19


Information Regarding Trustees and Officers                                   22


Trustees and Officers                                                         24

         MESSAGE FROM THE FUND PRESIDENT/RIVERPOINT INVESTMENT COMMITTEE
                        FOR THE YEAR ENDING JULY 31, 2003

ECONOMIC OUTLOOK

What a difference one year makes. Whereas in the first quarter of 2003, stocks declined modestly in value while bonds made small gains, few investors were prepared for the sharp rise in equities that took place in the second quarter. Since March 11, this years' stock market low, the "blue chip" Dow Jones Industrial Average has risen 19% through 6/30/03. At the same time, the technology-laden NASDAQ Composite shot up 28% while the broad-based S&P 500 gained 22%. By most traditional measures such a significant advance is called a bull market. Whether it is a rally in a bear market, an up-tick in a new bull market, or something in between, only the passage of time will tell.

The stock market rally is a sign that investors believe that the U.S. economy will gain strength in the second half of this year. At RiverPoint Capital Management, Inc., we are confident that the stock market is correctly anticipating the future despite the fact that corroborating economic data is still scarce. However, all the ingredients are present for a strong economy down the road. They include exceptionally low interest rates and the most simulative fiscal policy imaginable.

Most observers believe the economy will continue to grow at about 3 to 4% annually over the next two years. The outlook for the global economy is also encouraging. With subdued inflation and moderate growth, interest rates have fallen substantially. The low interest rates have allowed homeowners to refinance mortgages and spend some of the proceeds on consumer goods. Besides low interest rates and the prospects of an improving economy, stock market valuation is reasonable. This bodes well for equity investors in the coming months.

ANALYSTS STOCK FUND

The total return of the Analysts Stock Fund from August 1, 2002 through July 31, 2003 was 13.3%. The total return of the S&P 500 for the same period was 10.6%. Since inception of the Fund (August 25, 1993), the average annual total return of the Fund through July 31, 2003 was 6.3% versus 9.1% for the S&P 500. Of course, past performance is not predictive of future results.

The current sector allocation for the Stock Fund is toward areas that will benefit from a cyclical economic recovery. Increased emphasis will be placed on sectors such as technology, industrials, capital goods and materials. The Stock Fund has also raised its exposure in health care, as recent valuations in this sector appear more compelling than over the last six months.

The Fund outperformed the S&P 500 Index over the year ended July 2003, albeit slightly, primarily due to its under-emphasis on sectors such as staples, health care and utilities.




ANALYSTS FIXED INCOME FUND

The total return of the Analysts Fixed Income Fund for the period August 1, 2002 through July 31, 2003 was 5.4%. This compares to a 3.8% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Fund (August 25, 1993), the average annual return of the Fund through July 31, 2002 was 4.7% versus 5.5% for the Lehman Intermediate T-Bond Index. Of course, past performance is not predictive of future results.

The Fixed Income Fund is also being managed with the assumption that an economic recovery is occurring now, although the recovery may be slower, than we first anticipated. Even so, we are still emphasizing a duration on the Fund of 3 to 5 years as a cautionary move in expectation of rising rates.

The Fixed Income Fund, while turning in a positive performance for the year ending July 31, 2003, out-performed the LITB Index by about 1.5% primarily because the duration of the Fund was shorter than that of the index, which aided Fund performance as rates began to rise over the time period. In addition, the Fund employed peripheral securities such as REITS and preferred stocks which out-performed the other fixed income sectors.

ANALYSTS AGGRESSIVE STOCK FUND

The total return of the Analysts Aggressive Stock Fund from August 1, 2002 through July 31, 2003 was 26.1%. This compares to a 10.5% rate of return for the S&P 500. Since inception of the Fund (May 4, 1999), the average annual return of the Fund was -6.8% versus -5.4% for the S&P 500 and -8.3% for the NASDAQ Composite. Of course, past performance is not predictive of future results.

The Aggressive Fund attempts to find medium to large growth companies that are temporarily out of favor. In addition, it will make more aggressive sector moves than the Stock Fund. The Aggressive Fund currently has about 30% of its assets invested in the cyclically depressed information technology sector. Selected communications stocks are attractively priced and will be an emphasis as well as certain energy, investment brokerage and oilfield service companies.

The Aggressive Fund is compared to the S&P 500 Index, the DJIC Index and the NASDAQ Index. Typically, during a bull market scenario, this Fund will out-perform the S&P 500 Index and conversely will under-perform in bear markets. With the recent rally in the stock market, and particularly in NASDAQ type stocks, the Fund's over-emphasis on technology and other deep value areas relative to the Index's has caused it to out-perform the S&P Index.


Russell Sims                                          Tim Mackey
  On behalf of the Riverpoint                         President
  Investment Committee

DO YOU HAVE PLOT POINTS FOR THESE 3 GRAPHS?????






                               ANALYSTS STOCK FUND
                          Growth of $10,000 Investment
[OBJECT OMITTED]

                           ANALYSTS FIXED INCOME FUND
                          Growth of $10,000 Investment
[OBJECT OMITTED]

                         ANALYSTS AGGRESSIVE STOCK FUND
                          Growth of $10,000 Investment

[OBJECT OMITTED]

                         INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and
Board of Trustees
Analysts Investment Trust
Cincinnati, Ohio

We have audited the accompanying statements of assets and liabilities of the Analysts Investment Trust, an Ohio business trust, (comprising the Stock Fund, the Fixed Income Fund and the Aggressive Stock Fund) including the schedules of investments in securities, as of July 31, 2003 and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Analysts Investment Trust as of July 31, 2002 and the related financial highlights for each of the four years in the period then ended, were audited by Berge & Company LTD, who merged with BKD, LLP as of December 1, 2002, and whose report dated August 29, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each the respective portfolios constituting the Analysts Investment Trust as of July 31, 2003, and the results of their operations, changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.




                                                     BKD, LLP
Cincinnati, Ohio
August 26, 2003



ANALYSTS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003

                                              STOCK          FIXED INCOME  AGGRESSIVE
                                               FUND             FUND       STOCK FUND
                                               ----             ----       ----------

ASSETS

Investment securities, at value              $ 7,078,249    $ 2,853,921    $ 1,473,012
  (Cost -  $6,547,833, $2,695,812 and
  $1,494,547, respectively)
Dividends and interest receivable                  6,770         30,633            229
Receivable from investment securities sold          --              459           --
Cash                                                 792             97            355
                                             -----------    -----------    -----------
Total Assets                                   7,085,811      2,885,110      1,473,576

LIABILITIES

Management fee payable                            11,903          3,719          3,425
                                             -----------    -----------    -----------
Total Liabilities                                 11,903          3,719          3,425
                                             -----------    -----------    -----------
NET ASSETS                                   $ 7,073,908    $ 2,881,391    $ 1,470,151
                                             ===========    ===========    ===========

NET ASSETS CONSIST OF:

Capital shares                               $ 7,608,355    $ 2,964,302    $ 2,339,042
Accumulated undistributed net investment
   income (loss)                                (159,483)        14,546       (103,275)
Accumulated net realized (losses)
   from securities transactions                 (905,379)      (255,565)      (744,081)
Net unrealized appreciation (depreciation)
   on investments                                530,415        158,108        (21,535)
                                             -----------    -----------    -----------
NET ASSETS                                   $ 7,073,908    $ 2,881,391    $ 1,470,151
                                             ===========    ===========    ===========

Net asset value, offering price, and
   redemption price per share                $     18.33    $     13.72    $      7.07
                                             ===========    ===========    ===========
Fund shares outstanding                          386,000        209,975        208,016
                                             ===========    ===========    ===========


                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003


COMMON STOCK:  97%                                       SHARES          VALUE
                                                         ------          -----

BASIC MATERIAL SECTOR SECURITIES: 5%
Alcoa Inc.                                                  5,500     $  152,735
Dow Chemical Co.                                            4,400        155,320
                                                                      ----------
Total (Cost: $255,753)                                                   308,055

CONSUMER CYCLICAL SECTOR SECURITIES: 17%
Cardinal Health                                             2,200        120,450
Comcast Corp. *                                             4,600        135,102
Home Depot Inc.                                             4,100        127,920
Mattel, Inc.                                                5,400        104,922
Omnicom Group Inc.                                          2,100        155,148
Southwest Airlines                                          7,900        129,639
Wal Mart Stores Inc.                                        2,500        139,775
Walgreen Company                                            4,600        137,632
Walt Disney Co.                                             7,100        155,632
                                                                      ----------
Total (Cost: $1,218,441)                                               1,206,220

CONSUMER NON-CYCLICAL SECTOR SECURITIES: 7%
Anheuser-Busch Cos. Inc.                                    2,100        108,822
Fortune Brands Inc.                                         2,100        116,781
Pepsico Inc.                                                3,000        138,210
Procter & Gamble Company                                    1,500        131,805
                                                                      ----------
Total (Cost: $457,570)                                                   495,618

ENERGY SECTOR SECURITIES: 4%
Apache Corp.                                                1,700        105,332
Exxon Mobile Corp                                           3,000        106,740
Nabor Industries Ltd*                                       2,600         93,080
                                                                      ----------
Total (Cost: $313,411)                                                   305,152

FINANCIAL SECTOR SECURITIES: 17%
American Express                                            3,200        141,344
American International Group                                2,800        179,760
Bank of America                                             1,800        148,626
Marsh & McClennan Cos                                       2,900        143,898
Merrill Lynch                                               3,500        190,295
North Fork Bankcorporation Inc.                             4,000        140,200
Wells Fargo & Company                                       2,700        136,431

                See accompanying notes to financial statements.

                                      -8-

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003

FINANCIAL SECTOR SECURITIES (CONTINUED)                  SHARES          VALUE
                                                       ----------     ----------
XL Capital LTD                                              1,700     $  135,150
                                                                      ----------
Total (Cost: $1,143,176)                                               1,215,704

HEALTHCARE SECTOR SECURITIES: 15%
Abbott Laboratories                                         3,200     $  125,600
Amgen Inc.*                                                 2,900        201,348
Gilead Sciences*                                            1,800        122,814
Johnson & Johnson                                           3,400        176,086
Medtronic Inc.                                              3,800        195,700
Pfizer Inc.                                                 5,000        166,800
United Health Group                                         2,000        104,180
                                                                      ----------
Total (Cost:$1,029,018)                                                1,092,528

INDUSTRIAL SECTOR SECURITIES: 10%
Boeing Co.                                                  3,500        115,920
Caterpillar Inc.                                            2,500        168,675
FedEx Corp                                                  2,200        141,658
First Data Corp.                                            3,300        124,608
United Technologies Corp.                                   1,700        127,891
                                                                      ----------
Total (Cost: $522,289)                                                   678,752

TECHNOLOGY SECTOR SECURITIES: 21%
Cisco Systems Inc.*                                         7,650        149,098
Dell Computer Corporation *                                 4,300        144,824
International Business Machine                              1,600        130,000
Illinois Tool Works Inc                                     2,100        146,265
Intel Corp.                                                 6,200        154,318
Kla-Tencor Corp.*                                           2,600        134,295
Microsoft                                                   6,500        171,665
Oracle Corporation *                                        8,400        100,716
Sungard Data Systems*                                       4,000        104,960
Symantec Corp*                                              2,500        116,925
Xilinx Inc.*                                                3,900        102,414
                                                                      ----------
Total (Cost:$1,351,295)                                                1,455,480

TELECOMMUNICATION SECTOR SECURITIES: 1%
Vodafone Group PLC ADR                                      5,400        102,492
                                                                      ----------
Total (Cost: $38,632)                                                    102,492


                See accompanying notes to financial statements.



                                      -9-



ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003


TOTAL COMMON STOCK (COST: $6,329,585)                                 $6,860,001

MONEY MARKET MUTUAL FUND:  3.1%
US Bank, U.S. Treasury Money Market Fund
  (Cost: $218,248)                                        218,248        218,248
                                                                      ----------


TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $6,547,833) 100.1%        7,078,249
LIABILITIES IN EXCESS OF ALL OTHER ASSETS  (0.1%)                         (4,341)
                                                                      ----------
NET ASSETS  100%                                                      $7,073,908
                                                                      ==========



* Non-dividend paying investment.







                See accompanying notes to financial statements.





                                      -10-


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003


COMMON STOCK:  30.6%                                       SHARES         VALUE
                                                           ------         -----

Real Estate Investment Trusts: 27.1%

Annaly Mortgage Management                                 2,900        $ 55,535
Capital Automotive REIT                                    2,000          61,540
Carramerica Realty Corporation                             1,400          40,894
Commercial Net Lease Realty Inc.                           3,580          63,330
Duke Realty Corp                                           2,000          57,640
Equity Office Properties                                   2,000          55,480
First Industrial Realty Trust Inc.                         3,200          96,960
Health Care Properties Investors Inc.                      1,599          70,084
Hospitality Properties Trust                               1,500          47,280
HRPT Properties Trust                                      2,350          21,831
Simon Property Group Inc.                                  1,650          69,878
Sovran Self Storage Inc.                                   2,100          66,591
Summitt Properties Inc.                                    3,500          74,025
                                                                        --------
Total (Cost: $682,708)                                                   781,068

Closed End Mutual Funds: 3.5%

Pioneer Interest Shares                                    9,000          99,540
                                                                        --------
Total (Cost: $100,344)                                                    99,540

TOTAL COMMON STOCK (COST: $783,052)                                      880,608

PREFERRED STOCKS: 11.6%

BAC Capital Trust II                                       2,000          50,800
Citigroup Capital VIII                                     2,000          51,380
Georgia Power Capital Trust IV                             2,000          50,340
MBNA Capital E                                             1,000          26,290
Mississippi Power Capital Trust II                         2,000          52,900
US Bancorp Capital IV                                      2,000          51,400
XL Capital LTD Series B                                    2,000          52,200
                                                                        --------
TOTAL PREFERRED STOCK (COST: $336,368)                                   335,310


                See accompanying notes to financial statements.

                                      -11-

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003

CORPORATE BONDS:  42.0%                                         SHARES/
                                                               PAR VALUE      VALUE
                                                               ---------      -----

Consolidated National Gas Company 5.75%, 8/01/03                 10,000    $   10,000
American Telephone & Telegraph Company 6.75%, 4/1/04             50,000        51,630
NationsBank Corporation 7.75%, 8/15/04                           50,000        53,180
Salomon Smith Barney 6.25%, 1/15/05                             100,000       106,090
Pacific Bell Telephone Company 6.25%, 3/1/05                     50,000        53,450
Loews Corporation 6.75%, 12/15/06                               100,000       107,340
Household Bank CD 7.20%, 4/12/07                                100,000       109,280
Entergy Mississippi Corporation 6.45%, 4/1/08                   100,000       102,660
John Hancock 5.625%, 12/01/08                                    75,000        79,935
General Electric Capital Corporation 8.65%, 5/15/09             100,000       121,360
Target Corp 7.50%, 8/15/10                                      100,000       116,080
Union Planters Corp 7.75%, 03/01/11                              75,000        86,273
Boeing Capital Corp 6.10%, 3/01/11                              100,000       103,730
Credit Suisse First Boston USA Inc. 6.50%, 1/15/12              100,000       107,780
                                                                           ----------
TOTAL CORPORATE BONDS (COST: $1,158,576)                                    1,208,788

MORTGAGE - BACKED OBLIGATIONS:  3.6%

Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18                  495           535
FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22                  3,692         3,943
FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                        3,545         3,577
FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23                17,936        17,940
FHLMC REMIC 1993 Trust 1602 Class BB, 6.1%, 4/15/23               5,000         5,049
Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24       41,403        43,345
Green Tree Financial Corp TST 1997-A, 7.87%, 3/15/28             30,000        29,733
                                                                           ----------
TOTAL MORTGAGE - BACKED OBLIGATIONS (COST: $92,722)                           104,122


MONEY MARKET MUTUAL FUND: 11.3%

US Bank, U.S. Treasury Money Market Fund (Cost $325,093)        325,093       325,093
                                                                           ----------

TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $2,695,812)  99.0%             2,853,921
ALL OTHER ASSETS LESS LIABILITIES 1.0%                                         27,470
                                                                         ------------
NET ASSETS  100%                                                          $ 2,881,391
                                                                         ============



                See accompanying notes to financial statements.





                                      -12-


ANALYSTS INVESTMENT TRUST
ANALYSTS AGGRESSIVE STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003

COMMON STOCK:  89%                                  SHARES      VALUE
                                                    ------      -----

CONSUMER CYCLICAL SECTOR SECURITIES: 14%
AOL Time Warner *                                    1,900     $ 29,317
Nordstrom Inc                                        1,500       31,665
RH Donnelly*                                         1,100       43,450
Staples Inc.*                                        1,500       30,210
Starbucks Corp.*                                     1,000       27,330
Walt Disney Co.                                      1,620       35,510
                                                               --------
Total (Cost: $235,561)                                          197,482

CONSUMER NON-CYCLICAL SECTOR SECURITIES: 8%
Albertsons Inc.                                        900       16,974
Archer Daniels Midland                               2,100       27,594
Cendant*                                             2,500       44,875
Yahoo Inc.*                                            700       21,791
                                                               --------
Total (Cost: $ 95,185)                                          111,234

ENERGY SECTOR SECURITIES: 4%
Halliburton Co.                                      1,600       35,472
Noble Corporation*                                     800       26,296
                                                               --------
Total (Cost: $ 54,036)                                           61,768

FINANCIAL SECTOR SECURITIES: 12%
Charles Schwab                                       3,400       35,394
JP Morgan Chase                                      1,100       38,555
Morgan Stanley Dean Witter                             800       37,952
Silicon Valley*                                      1,000       24,770
US Bancorp                                           1,800       44,136
                                                               --------
Total (Cost:$176,107)                                           180,807

HEALTHCARE SECTOR SECURITIES: 19%
Allergan Inc                                           500       40,240
Biomet Inc.                                            900       26,685
Biovail Corp.*                                       1,000       38,390
Gilead Sciences*                                       750       51,172
Medicis Pharmaceuticals Corp                           900       52,560
Medimmune Inc.*                                      1,000       39,210
Teva Pharmaceuticals Ind                               600       34,404
                                                               --------
Total (Cost: $239,102)                                          282,661



                See accompanying notes to financial statements.



                                      -13-

ANALYSTS INVESTMENT TRUST
ANALYSTS AGGRESSIVE STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2003

INDUSTRIAL SECTOR SECURITIES: 10%                   SHARES       VALUE
                                                    -------      -----
Jabil Circuit*                                       1,200       27,660
L-3 Communications                                     900       44,172
Sherwin Williams Co.                                 1,000       30,000
Tyco International LTD                               1,500       27,900
Waste Management Inc.                                  900       21,501
                                                               --------
Total (Cost: $143,438)                                          151,233

TECHNOLOGY SECTOR SECURITIES: 22%
Applied Materials*                                   1,900       36,974
BEA Systems*                                         2,400       31,680
Ciena Corp.*                                         3,800       21,888
Cisco Systems Inc.*                                  1,800       35,082
Citrix Systems Inc. *                                2,060       37,472
Dell Computer Corporation *                          1,000       33,680
JDS Uniphase Corp.*                                  4,700       14,147
KLA-Tencore Corp*                                      400       20,661
Motorola                                             2,150       19,436
Net I Q Corp*                                        1,800       19,566
Oracle Corporation *                                 2,201       26,390
Xilinx Inc.*                                         1,200       31,512
                                                               --------
Total (Cost: $391,778)                                          328,488


TOTAL COMMON STOCK (COST:  $1,335,207)                        1,313,673

MONEY MARKET MUTUAL FUND:  11%
US Bank, U.S. Treasury Money Market Fund
  (Cost $159,339)                                  159,339      159,339
                                                              ---------

TOTAL INVESTMENT SECURITIES AT VALUE (COST: $1,494,547)
     100.2%                                                   1,473,012
LIABILITIES IN EXCESS OF ALL OTHER ASSETS (0.2%)                 (2,861)
                                                              ---------
NET ASSETS  100%                                            $ 1,470,151
                                                            ===========



*Non-dividend paying investment.


                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2003



                                                                FIXED INCOME      AGGRESSIVE
                                                   STOCK FUND       FUND          STOCK FUND
                                                   ----------       ----          ----------
INVESTMENT INCOME:

Dividends                                          $    77,540    $    91,729    $     9,946
Interest                                                  --          112,294           --
                                                   -----------    -----------    -----------
Total Investment Income                                 77,540        204,023          9,946

EXPENSES:

Management Fee                                         129,408         54,784         33,827
                                                   -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                           (51,868)       149,239        (23,881)

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized (losses) from security transactions      (256,664)      (127,413)      (120,411)
Net change in net unrealized appreciation
  (depreciation) on investments
                                                     1,122,849        143,034        438,686
                                                   -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
                                                       866,185         15,621        318,275
                                                   -----------    -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS
                                                   $   814,317    $   164,860    $   294,394
                                                   ===========    ===========    ===========



                See accompanying notes to financial statements.




ANALYSTS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2003 AND JULY 31, 2002


                                                STOCK FUND                 FIXED INCOME FUND            AGGRESSIVE STOCK FUND
                                                ----------                 -----------------            ---------------------
FROM OPERATIONS:                             2003          2002           2003            2002           2003           2002
                                             ----          ----           ----            ----           ----           ----

Net investment income (loss)            $   (51,868)   $   (66,168)   $   149,239    $   208,507    $   (23,881)   $   (29,950)
Net realized (losses) from
  security transactions                    (256,664)      (577,341)      (127,413)       (17,931)      (120,411)      (603,908)
Net change in net unrealized
  appreciation (depreciation)
  on investments                          1,122,849     (1,397,932)       143,034        124,217        438,686        (63,345)
                                        -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net
  assets from operations                    814,317     (2,041,441)       164,860        314,793        294,394       (697,203)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                     --             --         (151,100)      (209,047)          --             --
From capital gains                             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------

Decrease in net assets from
  distributions to shareholders                --             --         (151,100)      (209,047)          --             --


FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                   943,696      2,289,816        982,296        992,207        252,032        723,892
Net asset value of shares issued from
   reinvestment of distributions to
   shareholders                                --             --          137,442        189,799           --             --
Payment for shares redeemed              (1,355,195)    (1,912,914)    (3,281,744)    (1,020,820)      (184,118)      (452,766)
                                        -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) from fund
    share transactions                     (411,499)       376,902     (2,162,006)       161,186         67,914        271,126
                                        -----------    -----------    -----------    -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS                             402,818     (1,664,539)    (2,148,246)       266,932        362,308       (426,077)


NET ASSETS:

Beginning of period                       6,671,090      8,335,629      5,029,637      4,762,705      1,107,843      1,533,920
                                        -----------    -----------    -----------    -----------    -----------    -----------
End of period                           $ 7,073,908    $ 6,671,090    $ 2,881,391    $ 5,029,637    $ 1,470,151    $ 1,107,843
                                        ===========    ===========    ===========    ===========    ===========    ===========

Accumulated undistributed net
   investment income (loss)             $  (159,483)   $  (107,615    $    14,546    $    16,407    $  (103,276)   $   (79,395)
                                        ===========    ===========    ===========    ===========    ===========    ===========


                See accompanying notes to financial statements.





ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2003, 2002, 2001,
2000, AND 1999

                                               2003            2002           2001           2000           1999
                                               ----            ----           ----           ----           ----

Net asset value, beginning of period        $   16.17      $   21.05     $      26.15     $   28.41     $   24.99
Income (loss) from investment operations:
   Net investment income (loss)                 (0.13)         (0.16)            0.03         (0.05)         0.02
   Net realized and unrealized gains
     (losses) on securities                      2.29          (4.72)           (3.60)         2.35          3.56
                                            ---------      ---------     ------------     ---------     ---------
Total from investment operations                 2.16          (4.88)           (3.57)         2.30          3.58

Less distributions:
    Dividends from net investment income         0.00           0.00             0.00          0.00         (0.16)
    Dividends from capital gains                 0.00           0.00            (1.53)        (4.56)         0.00
                                            ---------      ---------     ------------     ---------     ---------

Total distributions                             (0.00)         (0.00)           (1.53)        (4.56)        (0.16)
                                            ---------      ---------     ------------     ---------     ---------

Net asset value, end of period              $   18.33      $   16.17     $      21.05     $   26.15     $   28.41
                                            =========      =========     ============     =========     =========

Total return                                    13.32%        (23.17)%         (13.51)%       14.21%        14.36%
                                            =========      =========     ============     =========     =========

Ratios/Supplemental Data:
  Net assets, end of period (thousands)     $   7,074      $   6,671     $      8,336     $   9,636    $    8,971
  Ratio of expenses to average net assets        2.00%          2.00%            2.00%         2.00%         2.00%
  Ratio of net investment income
     (loss) to average net assets               (0.80)%        (0.81)%           0.12%        (0.19)%        0.08%
  Portfolio turnover rate                       59.35%         88.91%           15.43%         0.00%        89.30%




ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - FIXED INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2003, 2002, 2001,
2000, AND 1999


                                               2003            2002        2001         2000           1999
                                               ----            ----        ----         ----           ----

Net asset value, beginning of period        $   13.61     $   13.31     $   12.67     $   13.24     $   14.27
Income (loss) from investment operations:
   Net investment income                         0.55          0.58          0.73          0.78          0.78
   Net realized and unrealized gains
     (losses) on securities                      0.12          0.30          0.64         (0.51)        (1.03)
                                            ---------     ---------     ---------     ---------     ---------
Total from investment operations                 0.67          0.88          1.37          0.27         (0.25)

Less distributions:
    Dividends from net investment
     income                                     (0.56)        (0.58)        (0.73)        (0.79)        (0.78)

    Dividends from capital gains                 0.00          0.00          0.00         (0.05)         0.00
                                            ---------     ---------     ---------     ---------     ---------

Total distributions                             (0.56)        (0.58)        (0.73)        (0.84)        (0.78)
                                            ---------     ---------     ---------     ---------     ---------

Net asset value, end of period              $   13.72     $   13.61     $   13.31     $   12.67     $   13.24
                                            =========     =========     =========     =========     =========

Total return                                     5.39%         6.77%        11.11%         2.32%        (1.77)%
                                            =========     =========     =========     =========     =========

Ratios/Supplemental Data:
  Net assets, end of period
     (thousands)                            $   2,881     $   5,029     $   4,763     $   3,896     $   3,867
  Ratio of expenses to average net assets        1.50%         1.50%         1.50%         1.50%         1.50%
  Ratio of net investment income to
     average net assets                          4.08%         4.30%         5.58%         6.24%         5.57%
  Portfolio turnover rate                       40.32%        21.18%         0.00%        11.30%         9.70%




                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - AGGRESSIVE STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2003, 2002, 2001 AND
2000, AND THE PERIOD FROM INCEPTION (MAY 4, 1999) THROUGH JULY 31, 1999


                                                2003           2002          2001        2000          1999
                                                ----           ----          ----        ----          ----

Net asset value, beginning of period        $    5.61     $    9.04     $   12.32     $    9.86     $  9.52
Income (loss) from investment operations:
   Net investment income (loss)                 (0.11)        (0.16)        (0.16)        (0.17)      (0.04)
   Net realized and unrealized gains
     (losses) on securities                      1.57         (3.27)        (3.12)         2.63        0.38
                                            ---------     ---------     ---------     ---------     -------

Total from investment operations                 1.46         (3.43)        (3.28)         2.46        0.34
                                            ---------     ---------     ---------     ---------     -------

Net asset value, end of period              $    7.07     $    5.61     $    9.04     $   12.32     $  9.86
                                            =========     =========     =========     =========     =======

Total return                                    26.03%       (38.00)%      (26.60)%       24.99%        .77%*
                                            =========     =========     =========     =========     =======

Ratios/Supplemental Data:
   Net assets, end of period (thousands)    $   1,470     $   1,108     $   1,534     $   2,119     $   752
 Ratio of expenses to average net assets         2.75%         2.81%         3.00%         3.00%       3.00%
 Ratio of net investment loss to
     average net assets                         (1.94)%       (2.02)%       (1.58)%       (1.32)%     (1.68)%
 Portfolio turnover rate                        32.72%        76.33%         8.81%         1.36%       0.00%


*Annualized




                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

        Analysts Investment Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open end management investment company. The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts Aggressive Stock Fund (Aggressive Stock Fund) (the Funds), par value
        0.001 per share. The Stock Fund's investment objective is to provide long term capital appreciation. The Fixed Income Fund's investment objective is to provide a high level of income over the long term consistent with preservation of capital. The Aggressive Stock Fund's objective is to provide long term growth through capital appreciation. The following is a summary of the significant accounting policies of the
        Trust:

        SECURITIES VALUATION - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last quoted sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (the Adviser) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. Fixed income securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. Corporate bonds, mortgage-backed obligations and asset backed and receivable backed securities are valued using the Adviser's proprietary bond pricing model, which has been approved by the Board of Trustees. When market quotations or pricing service prices or prices from the Adviser's bond pricing model are not readily available, when the Adviser determines a proposed price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

        OPTION WRITING - When a put or call option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written at which time an unrealized gain or loss is recognized. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received.
        A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

        SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of the Fund's shares outstanding.

        INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

        SECURITY TRANSACTIONS - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

        USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

        FEDERAL INCOME TAXES - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

        The Stock Fund, the Fixed Income Fund and the Aggressive Stock Fund have capital loss carryforwards expiring in 2008 to 2011 for federal income tax purposes of approximately $890,000, $245,000 and $740,000, respectively.

2.      INVESTMENT TRANSACTIONS

        Investment transactions in the Stock Fund, Fixed Income Fund and Aggressive Stock Fund for the twelve months ended July 31, 2003 are as follows:

                                                                     FIXED        AGGRESSIVE
                                                   STOCK FUND      INCOME FUND    STOCK FUND
                                                   ----------      -----------    ----------
        Purchase of investment securities          $3,728,381      $1,228,875     $ 412,388
        Proceeds from sales and maturities
          of investment securities                  4,194,018       2,857,541       356,270


        The table above includes U.S. Government Securities sold by Analysts Fixed Income Fund amounting to $113,125.00. There were no purchases or sales of U.S. Government Securities by the Analysts Stock Fund or Analysts Aggressive Stock fund during the year.

3.      TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

        Timothy E. Mackey is the President, and Dawn Szeliga is the Secretary, of Equity Analysts, Inc. (the Adviser), registered investment adviser to the Funds. The Adviser manages each Fund under the terms of Management Agreements (the "Management Agreements"). RiverPoint Capital Management, Inc. (formerly O'Sullivan Sims & Hogan, Inc.) (the Sub-Adviser), an unrelated registered investment adviser, is the sub-adviser to the Funds.

        Under the Management Agreements, the Adviser pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the Adviser's agreement to pay the above Fund expenses, each Fund pays the Adviser a fee, computed and accrued daily, based upon the following annual rates:

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

                                                           Fixed     AGGRESSIVE
             AVERAGE DAILY ASSETS           STOCK FUND   INCOME FUND STOCK FUND
             --------------------           ----------   ----------- ----------
        Up to and including $20 million      2.00%         1.50%       2.75%
        From $20 million to $40 million      1.75%         1.25%       2.50%
        From $40 million to $100 million     1.50%         1.00%       2.00%
        Above $100 million                    .75%          .75%       1.50%

3.      TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

        The Sub-Adviser manages each of the Funds' investment portfolios. Under the terms of the sub-advisory agreement, the Adviser (not the Funds) pays the sub-adviser a fee based upon the average daily net assets of each Fund at the following rates: Stock Fund, 0.50%; Fixed Income Fund 0.35%; Aggressive Stock Fund 0.65%. With respect to the amount of assets in each Fund on the effective date of the original sub-advisory agreement, September 28, 2001, the sub-adviser has agreed to waive a portion of its fees during the first two years of the sub-advisory arrangement. Fees paid during August 2001 through September 2002 with respect to the amount of assets in each Fund on September 28, 2001 were at the following rates: Stock Fund, 0.20%; Fixed Income Fund, 0.15%; Aggressive Stock Fund, 0.25%. Fees paid during October 2002 through July 2003 with respect to the amount of assets in each Fund on September 28, 2002 were at the following rates: Stock Fund, 0.35%; Fixed Income Fund, 0.35%; Aggressive Stock Fund, 0.45%.


4.      FUND SHARE TRANSACTIONS

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:

                                                           FIXED      AGGRESSIVE
                                           STOCK FUND    INCOME FUND  STOCK FUND
                                           ----------    -----------  ----------
        Shares sold                          57,199         71,941      41,425
        Shares issued from reinvestment
           of distributions                  -              10,106         -
        Shares redeemed                     (83,694)      (241,587)    (30,960)
                                           --------      ---------     -------
        Net increase                        (26,495)      (159,540)     10,465
        Shares at beginning of period       412,495        369,515     197,551
                                           --------       --------     -------
        Shares at end of period             386,000        209,975     208,016
                                           ========       ========     =======

5.      SECURITY TRANSACTIONS

        For Federal income tax purposes, the cost of investments owned at July 31, 2003 was the same as identified cost. At July 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:

                                      GROSS         GROSS       NET APPRECIATION
                                    APPRECIATION  DEPRECIATION   (DEPRECIATION)
           Stock Fund                $ 747,757     $ (217,342)     $ 530,415
           Fixed Income Fund           182,071        (23,963)       158,108
           Aggressive Stock Fund       214,121       (235,656)       (21,535)

             INFORMATION REGARDING TRUSTEES AND OFFICERS (UNAUDITED)

           Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.

           The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------
                              POSITION(S) HELD             LENGTH OF
 NAME, AGE AND ADDRESS           WITH TRUST               TIME SERVED
--------------------------------------------------------------------------------
Walter E. Bowles, III                Trustee            Trustee since 1993
6645 Miami Trails Drive
Loveland, Ohio
Year of Birth: 1961
--------------------------------------------------------------------------------
         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS      OTHER DIRECTORSHIPS
                                                          HELD BY TRUSTEE
--------------------------------------------------------------------------------
Walter E. Bowles, III has been President of Webco
Environmental Management,  Inc., an environmental              None
consulting firm, since September 1993.
--------------------------------------------------------------------------------
                              POSITION(S) HELD             LENGTH OF
 NAME, AGE AND ADDRESS           WITH TRUST               TIME SERVED
--------------------------------------------------------------------------------
Robert W. Buechner                Trustee               Trustee since 1993
105 E. Fourth Street,
Suite 300
Cincinnati, Ohio
Year of Birth: 1947
--------------------------------------------------------------------------------
         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS      OTHER DIRECTORSHIPS
                                                          HELD BY TRUSTEE
--------------------------------------------------------------------------------
Robert W. Buechner is President of the law
firm Buechner, Haffer, O'Connell,                              None
Meyers & Healey Co., L.P.A.
--------------------------------------------------------------------------------
                              POSITION(S) HELD             LENGTH OF
 NAME, AGE AND ADDRESS           WITH TRUST               TIME SERVED
--------------------------------------------------------------------------------
Chetan Damania                     Trustee            Trustee since 2000
6830 Raven Court
Hamilton, Ohio
Year of Birth: 1962
--------------------------------------------------------------------------------
         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS      OTHER DIRECTORSHIPS
                                                          HELD BY TRUSTEE
--------------------------------------------------------------------------------
Chetan Damania has been an Engineer at Ethicon
Endo-Surgery since November 1995.                              None
--------------------------------------------------------------------------------

           The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------------------------------------
                              POSITION(S) HELD             LENGTH OF
 NAME, AGE AND ADDRESS           WITH TRUST               TIME SERVED
--------------------------------------------------------------------------------
Timothy E. Mackey(1)       President and Trustee       Trustee since 2002;
7750 Montgomery Road                                    President since 2002
Cincinnati, Ohio
Year of Birth: 1960
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS      OTHER DIRECTORSHIPS
                                                          HELD BY TRUSTEE
--------------------------------------------------------------------------------
Timothy E. Mackey has been  President of                      None
Equity Analysts Inc. and Equity Analysts
LLC since April 2001. Prior to that he was
President of National Brokerage Company
--------------------------------------------------------------------------------
                              POSITION(S) HELD             LENGTH OF
 NAME, AGE AND ADDRESS           WITH TRUST               TIME SERVED
--------------------------------------------------------------------------------
Dawn Szeliga(2)                   Trustee             Trustee since 2002
7750 Montgomery Road
Cincinnati, Ohio
Year of Birth: 1955
--------------------------------------------------------------------------------
         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS      OTHER DIRECTORSHIPS
                                                          HELD BY TRUSTEE
--------------------------------------------------------------------------------
Dawn Szeliga has been operations manager for                    N/A
Equity Analysts, LLC. since January 2000.
Prior to that, she was an Investment
Relationship Manager at Fidelity Investments.
--------------------------------------------------------------------------------
                              POSITION(S) HELD             LENGTH OF
 NAME, AGE AND ADDRESS           WITH TRUST               TIME SERVED
--------------------------------------------------------------------------------
Mark G. Srofe              Secretary and Treasurer      Officer since 2002
7750 Montgomery Road
Cincinnati, Ohio
Year of Birth: 1960
--------------------------------------------------------------------------------
         PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS      OTHER DIRECTORSHIPS
                                                          HELD BY TRUSTEE
--------------------------------------------------------------------------------
Mark G. Srofe has been a portfolio manager for
Equity Analysts Inc. since 2002.  Prior to that he held        None
the position of investment specialist at Charles Schwab & Co.
--------------------------------------------------------------------------------
(1) Mr. Mackey is an "interested person" of the Trust because he is an officer of the Trust and of the Adviser.
(2) Ms. Szeliga is an "interested person" of the Trust because she is an officer of the Adviser.


Additional information about members of the Board of Trustees and the executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 513-792-5425.

TRUSTEES AND OFFICERS

Timothy E. Mackey
President & Trustee

Mark Srofe
Treasurer & Secretary

Dawn Szeliga
Trustee

Walter E. Bowles, III
Trustee

Robert W. Buechner
Trustee

Chetan Demania
Trustee

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Equity Analysts Inc.
7750 Montgomery Road
Cincinnati, OH 45236
513-792-5400
513-984-2411 (Fax)

SUB ADVISOR
RiverPoint Capital Management, Inc.
250 West Court Street Suite 312E
Cincinnati, OH 45202

CUSTODIAN
US Bank
425 Walnut Street
Cincinnati, OH 45202

GENERAL COUNSEL
Thompson Hine LLP
312 Walnut Street 14th Floor
Cincinnati, OH  45202

AUDITORS
BKD, LLP
312 Walnut Street, Suite 3000
Cincinnati, OH 45202

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

           (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
           (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
           (3) Compliance with applicable governmental laws, rules, and regulations;
           (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
           (5)   Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the audit committee members that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.   Not applicable.



(a)        AUDIT FEES

           FY        [year]               $         NA
             --------                       ------------------
           FY        [year]               $         NA
             --------                       ------------------

 (b)       AUDIT-RELATED FEES

                                   REGISTRANT                      ADVISER

           FY        [year]        $         NA               $         NA
             --------                ------------------        -----------------
           FY        [year]        $         NA               $         NA
             --------                ------------------        -----------------
           Nature of the fees:
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------

 (c)       TAX FEES

                                   REGISTRANT                      [ADVISER]

           FY        [year]        $         NA               $         NA
             --------                ------------------        -----------------
           FY        [year]        $         NA               $         NA
             --------                ------------------        -----------------
           Nature of the fees:
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------

(d)        ALL OTHER FEES

                              REGISTRANT [ADVISER]

           FY        [year]   $         NA                $         NA
             --------           ------------------         --------------------
           FY        [year]   $         NA                $         NA
             --------           ------------------         --------------------
           Nature of the fees:
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------

 (e)       (1)       AUDIT COMMITTEE'S PRE-APPROVAL POLICIES

           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------

           (2)       PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE

                                            REGISTRANT               [ADVISER]

                     Audit-Related Fees:       NA          %         NA        %
                                          ---------------            ----------
                     Tax Fees:                 NA          %         NA        %
                                          ---------------            ----------
                     All Other Fees:           NA          %         NA        %
                                          ---------------            ----------


(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                     REGISTRANT               [ADVISER]

           FY        [year]       $         NA              $         NA
             --------               ------------------       -------------------
           FY        [year]       $         NA              $         NA
             --------               ------------------       -------------------

(h) The registrant's audit committee NA [has/has not] considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8. RESERVED.

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.
(a)(1) Not applicable.[see Item 2.]
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b) Certification required by Item 10(b) of Form N-CSR is filed herewith.


(a)(1) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). This Exhibit is named "EX-99.CERT" for EDGAR filing.

(b) Provide the 906 Certification as required by Rule 30a-2(b). This Exhibit is named "EX-99.906CERT" for EDGAR filing.]

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ANALYSTS INVESTMENT TRUST

By (Signature and Title)
*  /S/
 -------------------------------------------------------------------------------
           Timothy E. Mackey, President

Date       OCTOBER 9, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*          /S/
 -------------------------------------------------------------------------------
           Timothy E. Mackey, President

Date       OCTOBER 9, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)
*          /S/
 -------------------------------------------------------------------------------
           Mark G. Srofe, Treasurer

Date       OCTOBER 9, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.